WARRANTS, DEBENTURES AND NOTES (Details Narrative) - USD ($)					2 Months Ended		12 Months Ended
	Jul. 26, 2016	May 18, 2016	Feb. 03, 2016	Dec. 23, 2015	Jul. 31, 2016	Dec. 31, 2015	Nov. 01, 2015	Jul. 07, 2016	Jan. 26, 2016	Sep. 30, 2015
Warrant exercise price		$ 0.058							$ 0.10	$ 0.1400
Warrant exercise term		1 year 6 months
Fair value of warrants						$ 208,597
June Offering [Member]
Number of shares called by warrant	18,266,668
Warrant exercise price	$ 0.11				$ 0.011
Warrant exercise term					5 years
Percent exercisable at different pricing	114046200.00%
Maxim Group LLC [Member] | June Offering [Member]
Warrant exercise price	$ 0.0121							$ 0.0825
Fair value of warrants								$ 116,561
Commision rate (percent)	4.40%
Issuance of warrants for services (shares)	928,000
Senior Debentures [Member]
Number of shares called by warrant							8,000,000
Warrant exercise term						5 years	5 years
Fair value of warrants							$ 208,597
Percent exercisable at different pricing							50.00%
Debt interest rate							11.00%
Debt term						2 years	2 years
Pledged collateral - common stock							49.00%
Gross proceeds from debenture offering subscription agreement				$ 3,000,000
Senior Debentures [Member] | Maxim Group LLC [Member]
Warrant exercise price				$ 0.06875
Fair value of warrants				$ 116,599
Commision rate (percent)				7.00%		7.00%
Issuance of warrants for services (shares)				4,848,000		4,480,000
Warrant [Member]
Number of shares called by warrant			1,500,000
Warrant exercise price			$ 0.06
Warrant exercise term			3 years
Fair value of warrants			$ 87,331
Warrant [Member] | Maxim Group LLC [Member] | June Offering [Member]
Issuance of warrants for services (shares)	928,000